Due From Financial Institutions At Amortized Cost_Changes In The Allowances For Due From Financial Institutions Losses(Details) - Due from financial institutions at amortized cost - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	₩ 2,019	₩ 1,797	[1]
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer between stages	0	0
Transfer to 12month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Disposal	0	0
Provision for loan losses	1,116	221
Others (change of currency ratio, etc.)	29	1
Ending	3,164	2,019
Non-impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	0	0	[1]
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer between stages	0	0
Transfer to 12month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Disposal	0	0
Provision for loan losses	1,210	0
Others (change of currency ratio, etc.)	(22)	0
Ending	1,188	0
Impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	0	0	[1]
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer between stages	0	0
Transfer to 12month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Impairment	0	0
Disposal	0	0
Provision for loan losses	360	0
Others (change of currency ratio, etc.)	0	0
Ending	₩ 360	₩ 0

[1]	Prepared in accordance with IFRS 9.